EMPLOYEE OPTIONS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
EMPLOYEE OPTIONS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Expected life	10 years	10 years
Minimum [Member]
EMPLOYEE OPTIONS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Risk-free interest rate	2.07%	1.73%
Expected volatility	120.00%	126.00%
Dividend yield	0.00%	0.00%
Maximum [Member]
EMPLOYEE OPTIONS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Risk-free interest rate	3.00%	2.53%
Expected volatility	123.00%	131.00%